 As filed with the Securities and Exchange Commission on September 22, 2000.
                                                              File No. 33-19945
                                                                      811-04732
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                       [ ]
                                    ------
         Post-Effective Amendment No.  16                                  [X]
                                     ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 175                                                 [X]
                      ------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                                  HARTFORD LIFE
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

     _____   immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__   on October 2, 2000 pursuant to paragraph (b) of Rule 485
     _____   60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____   on _____, 2000 pursuant to paragraph (a)(1) of Rule 485
     _____   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                       PARTS A AND B

The Prospectus and Statement of Additional Information (including all financials statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 16, by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-19945), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated October 2, 2000 is included in Part A of this Post-Effective Amendment.

                                  THE DIRECTOR

                                    SERIES I

                              SEPARATE ACCOUNT TWO

                         HARTFORD LIFE INSURANCE COMPANY

      SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

In the "Definitions" section, the following definition is added immediately after the definition of "Commuted Value":

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

The "Accumulation Unit Values" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For and Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Hartford Global Health HLS Fund Sub-Account and Hartford Global Technology HLS Fund Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                  YEAR ENDED DECEMBER 31,
                                           WITH THE
                               WITHOUT THE OPTIONAL
                                  OPTIONAL  DEATH
                                   DEATH   BENEFIT
                                  BENEFIT (UNAUDITED)
                                    1999    1999     1998     1997     1996     1995     1994     1993    1992    1991    1990
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  SUB-ACCOUNT -- NON-QUALIFIED
Accumulation unit value at
  beginning of period (a)         $4.307      $4.149   $4.023   $3.649   $3.560   $3.035   $3.191  $2.924  $2.798   $2.27  $2.261
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $4.178      $4.177   $4.307   $4.023   $3.649   $3.560   $3.035  $3.191  $2.924  $2.798   $2.27
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                   1,528          --    1,962    1,879    2,005    2,377    2,747   3,449   3,618   4,101   4,099
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  SUB-ACCOUNT -- QUALIFIED
Accumulation unit value at
  beginning of period (a)         $4.374      $4.213   $4.085   $3.705   $3.615   $3.082   $3.240  $2.969  $2.842  $2.465  $2.296
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $4.243      $4.241   $4.374   $4.085   $3.705   $3.615   $3.082  $3.240  $2.969  $2.842  $2.465
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                     213          --      233      276      286      331      387     493     557     598     741
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  SUB-ACCOUNT -- NON-QUALIFIED
Accumulation unit value at
  beginning of period (a)        $11.224     $11.713   $8.493   $6.530   $5.303   $3.994   $4.112  $3.633  $3.334  $2.702   $2.84
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                      $13.311     $13.306  $11.224   $8.493   $6.530   $5.303   $3.994  $4.112  $3.633  $3.334  $2.702
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                   2,765          --    2,913    3,173    3,407    4,081    3,744   4,033   4,383   4,389   4,551
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  SUB-ACCOUNT QUALIFIED
Accumulation unit value at
  beginning of period (a)        $11.738     $12.250   $8.882   $6.829   $5.546   $4.177   $4.301  $3.799  $3.487  $2.826   $2.97
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                      $13.920     $13.916  $11.738   $8.882   $6.829   $5.546   $4.177  $4.301  $3.799  $3.487  $2.826
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                     680          --      803      848      830      940    1,015   1,043     985   1,110   1,013
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  SUB-ACCOUNT
  NON-QUALIFIED
Accumulation unit value at
  beginning of period (a)         $2.681      $2.758   $2.572   $2.466   $2.369   $2.262   $2.198  $2.157  $2.102  $2.002  $1.871
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $2.784      $2.783   $2.681   $2.572   $2.466   $2.369   $2.262  $2.198  $2.157  $2.102  $2.002
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                   6,996          --    9,019   12,010   13,211   10,105   14,167  15,270  19,145  25,059  31,519
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  SUB-ACCOUNT QUALIFIED
Accumulation unit value at
  beginning of period (a)         $2.679      $2.757   $2.571   $2.465   $2.368   $2.261   $2.197  $2.156  $2.101  $2.001   $1.87
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $2.782      $2.782   $2.679   $2.571   $2.465   $2.368   $2.261  $2.197  $2.156  $2.101  $2.001
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                     460          --      612      979    1,362    1,178    1,194   1,160   2,542   3,959   4,837
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at
  beginning of period (a)         $6.604      $6.674   $5.351   $4.341   $3.761   $2.960   $3.074  $2.766  $2.579  $2.164  $2.159
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $7.231      $7.228   $6.604   $5.351   $4.341   $3.761   $2.960  $3.074  $2.766  $2.579  $2.164
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                   8,513          --    9,942   11,223   12,469   13,796   15,417  17,371  18,273  19,355  21,074
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  SUB-ACCOUNT QUALIFIED
Accumulation unit value at
  beginning of period (a)         $6.604      $6.674   $5.351   $4.341   $3.761   $2.960   $3.074  $2.766  $2.579  $2.164  $2.159
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $7.231      $7.228   $6.604   $5.351   $4.341   $3.761   $2.960  $3.074  $2.766  $2.579  $2.164
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                   2,884          --    3,191    3,353    3,531    4,045    4,661   5,005   5,231   5,513   6,012
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
  GROWTH HLS FUND
  SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at
  beginning of period (a)         $9.319     $10.263   $8.151   $6.729   $5.631   $4.367               --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                      $12.683     $12.678   $9.319   $8.151   $6.729   $5.631   $4.367      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                   1,995          --    2,433    2,279    2,634    3,859    2,983      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
  GROWTH HLS FUND
  SUB-ACCOUNT QUALIFIED
Accumulation unit value at
  beginning of period (a)         $9.323     $10.267   $8.154   $6.732   $5.633   $4.369   $1.764  $1.736  $1.698  $1.624  $1.525
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                      $12.688     $12.684   $9.323   $8.154   $6.732   $5.633   $4.369  $1.764  $1.736  $1.698  $1.624
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                     694          --      775      859      888      891      938      38      84     124     125
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND SUB-ACCOUNT
  NON-QUALIFIED
Accumulation unit value at
  beginning of period (a)         $2.845      $2.840   $2.692   $2.495   $2.398   $2.085   $4.303  $3.598  $3.106  $2.036  $2.308
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $2.859      $2.858   $2.845   $2.692   $2.495   $2.398   $2.085  $4.303  $3.598  $3.106  $2.036
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                   4,637          --    5,584    6,914    8,165    9,957   11,297   3,032   3,803   3,521   2,204
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at
  beginning of period (a)         $2.845      $2.840   $2.692   $2.495   $2.398   $2.085   $4.305  $3.599  $3.107  $2.037  $2.309
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $2.859      $2.858   $2.845   $2.692   $2.495   $2.398   $2.085  $4.305  $3.599  $3.107  $2.037
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                     455          --      484      695      755    1,001    1,432   1,026     859     915     793
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND SUB-
  ACCOUNT NON-QUALIFIED
Accumulation unit value at
  beginning of period (c)         $1.676      $1.934   $1.497   $1.507   $1.348   $1.195   $2.140  $2.033  $1.963  $1.728  $1.591
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $2.321      $2.320   $1.676   $1.497   $1.507   $1.348   $1.195  $2.140  $2.033  $1.963  $1.728
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                   1,040          --    1,314      314      374      403      557  14,186  17,449  20,875  23,365
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND SUB-
  ACCOUNT QUALIFIED
Accumulation unit value at
  beginning of period (c)         $1.677      $1.935   $1.497   $1.507   $1.348   $1.195   $2.140  $2.033  $1.963  $1.728  $1.591
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $2.322      $2.321   $1.677   $1.497   $1.507   $1.348   $1.195  $2.140  $2.033  $1.963  $1.728
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                     165          --      197    1,518    1,951    1,765    2,439   2,005   3,646   4,104   4,668
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND & GROWTH HLS
  FUND SUB-ACCOUNT
  (NON-QUALIFIED)
Accumulation unit value at
  beginning of period (d)         $2.501      $2.451   $2.170   $1.661   $1.366   $1.011   $1.000  $0.929  $0.982  $0.878  $1.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $2.608      $2.607   $2.501   $2.170   $1.661   $1.366   $1.011  $1.230  $0.929  $0.982  $0.878
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                   1,206          --    1,616    1,710    1,241      665      335     410     174     105      33
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND & GROWTH HLS
  FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at
  beginning of period (d)         $2.501      $2.451   $2.170   $1.662   $1.366   $1.011   $1.000  $0.929  $0.982  $0.878  $1.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $2.608      $2.607   $2.501   $2.170   $1.662   $1.366   $1.011  $1.230  $0.929  $0.982  $0.878
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                     303          --      418      391      291       61       37   1,473     254     127      34
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS
  HLS FUND SUB-ACCOUNT
  (NON-QUALIFIED)
Accumulation unit value at
  beginning of period (e)         $1.491      $1.620   $1.328   $1.271   $1.149   $1.000       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $1.818      $1.817   $1.491   $1.328   $1.271   $1.149       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                     154          --      201      223      348       30       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS
  HLS FUND SUB-ACCOUNT
  (QUALIFIED)
Accumulation unit value at
  beginning of period (e)         $1.491      $1.620   $1.328   $1.271   $1.149   $1.000                       --      --      --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $1.818      $1.817   $1.491   $1.328   $1.271   $1.149       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                      12          --       23       37       19       10       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at
  beginning of period (b)         $1.867      $1.946   $1.472   $1.121   $1.000       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $2.227      $2.226   $1.867   $1.472   $1.121       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                     706          --      570      557      106       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at
  beginning of period (b)         $1.867      $1.946   $1.472   $1.121   $1.000       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $2.227      $2.226   $1.867   $1.472   $1.121       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                     181          --      146      103       39       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  SUB-ACCOUNT
  (NON-QUALIFIED)
Accumulation unit value at
  beginning of period (f)         $1.382      $1.664   $1.251   $1.067   $1.000       --       --      --              --      --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $2.270      $2.269   $1.382   $1.251   $1.067       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                   2,534          --    3,670      377      110       --       --      --      --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at
  beginning of period (f)         $1.382      $1.664   $1.251   $1.067       --       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $2.270      $2.269   $1.382   $1.251   $1.067       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                   228            --     228      100       10       --       --       --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at
  beginning of period (g)         $1.376      $1.601   $1.098   $1.000       --       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $2.068      $2.067   $1.376   $1.098       --       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                 4,561            --     243       34       --       --       --       --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at
  beginning of period (g)         $1.376      $1.601   $1.098   $1.000       --       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $2.068      $2.067   $1.376   $1.098       --       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                   276            --      90       12       --       --       --       --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS
  FUND SUB-ACCOUNT
  (NON-QUALIFIED)
Accumulation unit value at
  beginning of period (h)         $1.184      $1.233   $1.000       --       --       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $1.428      $1.427   $1.184       --       --       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                      94          --       10       --       --       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS
  FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at
  beginning of period (h)         $1.184      $1.233   $1.000       --       --       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $1.428      $1.427   $1.184       --       --       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                     297          --      181       --       --       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  SUB-ACCOUNT
  (NON-QUALIFIED)
Accumulation unit value at
  beginning of period (i)         $1.316      $1.514   $1.000       --       --       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $1.958      $1.958   $1.316       --       --       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                     133          --       10       --       --       --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at
  beginning of period (i)         $1.316      $1.514   $1.000       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $1.958      $1.958   $1.316       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                      31          --       10       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at
  beginning of period (i)         $1.036      $1.053   $1.000       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $1.073      $1.073   $1.036       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                      29          --       10       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at
  beginning of period (i)         $1.036      $1.053   $1.000       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
  of period                       $1.073      $1.073   $1.036       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number accumulation units
  outstanding at end of period
  (in thousands)                      10          --       16       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------

(a)  Inception date August 1, 1986.
(b)  Inception date May 1, 1987.
(c)  Inception date July 2, 1990.
(d)  Inception date March 8, 1994.
(e)  Inception date March 1, 1995.
(f)  Inception date August 9, 1996.
(g)  Inception date July 15, 1997.
(h)  Inception date June 1, 1998.
(i)  Inception date September 30, 1998.

In the "Highlights" section, in the first paragraph of the sub-section entitled "Will Hartford pay a Death Benefit?", the first sentence is deleted and replaced with the following:

     There is a Death Benefit if the Contract Owner, joint owner or Annuitant die before we begin to make Annuity Payouts.

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

     You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with a 10-year Period Certain Annuity Option. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

     These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Death Benefit" section, in the first paragraph of the sub-section entitled "What is the Death Benefit and how is it calculated?", the first sentence is deleted and replaced with the following:

     The Death Benefit is the amount we will pay upon the death of the Contract Owner, joint Owner or Annuitant.

In the "Death Benefit" section, the sub-section entitled "Who will receive the Death Benefit?" is deleted and replaced with the following language:

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:
------------------------------ ----------------------------   ---------------------------- ----------------------------
IF THE DECEASED IS THE...      AND...                         AND...                       THEN THE...
Contract Owner                 There is a surviving joint     The Annuitant is living or   Joint Contract Owner
                               Contract Owner                 deceased                     receives the Death Benefit.

Contract Owner                 There is no surviving joint    The Annuitant is living or   Designated Beneficiary
                               Contract Owner                 deceased                     receives the Death Benefit.

Contract Owner                 There is no surviving joint    The Annuitant is living or   Contract Owner's estate
                               Contract Owner and the         deceased                     receives the Death Benefit.
                               Beneficiary predeceases the
                               Contract Owner

Annuitant                      The Contract Owner is living   There is no named Contingent Death Benefit is paid to the
                                                              Annuitant                    Contract Owner and not the
                                                                                           designated Beneficiary.

Annuitant                      The Contract                   The Contingent               Contingent
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                               Owner is living                Annuitant is living          Annuitant becomes
                                                                                           the Annuitant, and the
                                                                                           Contract continues.
---------------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

------------------------------------ -------------------------------------- -----------------------------------------
IF THE DECEASED IS THE...            AND...                                 THEN THE...
Contract Owner                       The Annuitant is living                Designated Beneficiary becomes the
                                                                            Contract Owner.
Annuitant                            The Contract Owner is living           Contract Owner receives the Death
                                                                            Benefit.
Annuitant                            The Annuitant is also the Contract     Designated Beneficiary receives the
                                     Owner                                  Death Benefit.
------------------------------------ -------------------------------------- -----------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

In the "Annuity Payouts" section, under the sub-section "1. When do you want Annuity Payouts to begin?", the last sentence of the first paragraph is deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.


In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

     The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

HV-2741
33-19945

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a)  Principal Underwriting Agreement.(1)

               (b)  Form of Dealer Agreement.(1)

          (4)  Form of the Variable Annuity Contract.(1)

          (5)  Form of Application.(1)

          (6)  (a)  Restated Certificate of Incorporation of Hartford.(2)

               (b)  Bylaws of Hartford.(2)

          (7)  Not applicable.

          (8)  Form of Fund Participation Agreement.(3)

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

-----------------------
   (1) Incorporated by reference to Post Effective Amendment No. 9, to the Registration Statement File No. 33-19945, dated May 1, 1995.

   (2) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, dated April 14, 1997.

   (3) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-91921 filed on August 25, 2000.

          (14) Not Applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.


Item 25.  Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lynda Godkin                                 Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Lowndes A. Smith                             Chief Executive Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of July 31, 2000 there were 252,914 Contract Owners.

Item 28.  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One
              Hartford Life Insurance Company - Separate Account Two
              Hartford Life Insurance Company - Separate Account Two (DC
                Variable Account I)
              Hartford Life Insurance Company - Separate Account Two (DC
                Variable Account II)
              Hartford Life Insurance Company - Separate Account Two (QP
                Variable Account)
              Hartford Life Insurance Company - Separate Account Two (Variable
                Account "A")
              Hartford Life Insurance Company - Separate Account Two (NQ
                Variable Account)
              Hartford Life Insurance Company - Putnam Capital Manager Trust
                Separate Account
              Hartford Life Insurance Company - Separate Account Three
              Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven
              Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital
                Manager Trust Separate Account Two
              Hartford Life and Annuity Insurance Company - Separate Account
                Three

              Hartford Life and Annuity Insurance Company - Separate Account
                Five
              Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account
                Seven
              Hart Life Insurance Company - Separate Account One
              Hart Life Insurance Company - Separate Account Two
              American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
              Servus Life Insurance Company - Separate Account Two

          (b) Directors and Officers of HSD

                                                Positions and Offices
                     Name                         With Underwriter
               ----------------                   ----------------
              David A. Carlson                 Vice President
              Peter W. Cummins                 Senior Vice President
              David T. Foy                     Treasurer
              Lynda Godkin                     Senior Vice President, General Counsel and
                                               Corporate Secretary
              George R. Jay                    Controller
              Robert A. Kerzner                Executive Vice President
              Thomas M. Marra                  Executive Vice President, Director
              Paul E. Olson                    Supervising Registered Principal
              Lowndes A. Smith                 President and Chief Executive Officer, Director

             Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 14th day of September, 2000.

HARTFORD LIFE INSURANCE COMPANY --
SEPARATE ACCOUNT TWO (VARIABLE  ACCOUNT "A")
              (Registrant)


*By:  Thomas M. Marra                             *By:  /s/ Marianne O'Doherty
      -------------------------------------             ----------------------
      Thomas M. Marra, President                        Marianne O'Doherty
                                                        Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
               (Depositor)


*By:  Thomas M. Marra
      -------------------------------------
      Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President,                         *By:  /s/ Marianne O'Doherty
         Director*                                        ----------------------
Lowndes A. Smith, Chief Executive Officer,                Marianne O'Doherty
     Director *                                           Attorney-In-Fact
Lizabeth H. Zlatkus, Executive Vice President,
     Director*                                      Date: September 14, 2000
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*


33-19945

                                  EXHIBIT INDEX


  (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

 (10)   Consent of Arthur Andersen LLP, Independent Public Accountants.

 (15)   Copy of Power of Attorney.

 (16)   Organizational Chart.